Financial Instruments - Change in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 450,847	$ 569,948	$ 487,470
Financing Cash Flows	15,151	(140,569)	61,764
Non-cash Recognition	0	253,174	0
Changes in Fair Values	(16,117)	(205,938)	7,465
Other Changes	21,755	13,596	8,233
Exchange Differences on Translation	720	(39,364)	5,016
Balance at December 31	472,356	450,847	569,948
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	381,174	334,317	248,617
Financing Cash Flows	27,848	82,725	81,099
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	(20)	900	0
Exchange Differences on Translation	1,169	(36,768)	4,601
Balance at December 31	410,171	381,174	334,317
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0	100,000	100,000
Financing Cash Flows		(102,594)	0
Non-cash Recognition		0	0
Changes in Fair Values		0	0
Other Changes		2,594	0
Exchange Differences on Translation		0	0
Balance at December 31		0	100,000
Redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0	107,862	107,397
Financing Cash Flows		(108,149)	(7,000)
Non-cash Recognition		0	0
Changes in Fair Values		287	7,465
Other Changes		0	0
Exchange Differences on Translation		0	0
Balance at December 31		0	107,862
Earnout liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	24,147	0
Financing Cash Flows	0	0
Non-cash Recognition	0	134,423
Changes in Fair Values	(7,767)	(110,276)
Other Changes	0	0
Exchange Differences on Translation	0	0
Balance at December 31	16,380	24,147	0
Earn-in liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	13,384	0
Financing Cash Flows	0	0
Non-cash Recognition	0	74,508
Changes in Fair Values	(4,305)	(61,124)
Other Changes	0	0
Exchange Differences on Translation	0	0
Balance at December 31	9,079	13,384	0
Warrant liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	9,418	0
Financing Cash Flows	0	0
Non-cash Recognition	0	44,243
Changes in Fair Values	(4,045)	(34,825)
Other Changes	0	0
Exchange Differences on Translation	0	0
Balance at December 31	5,373	9,418	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	21,473	26,742	30,342
Financing Cash Flows	(12,635)	(12,886)	(12,232)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	21,775	10,102	8,233
Exchange Differences on Translation	(475)	(2,485)	399
Balance at December 31	30,138	21,473	26,742
Guarantee deposits received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,251	1,027	1,114
Financing Cash Flows	(62)	335	(103)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	0	0	0
Exchange Differences on Translation	26	(111)	16
Balance at December 31	$ 1,215	$ 1,251	$ 1,027